Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

14            Intangible assets

.	December 31, 2022	December 31, 2021
Software	5,641	2,399
Internally developed software (i)	4,059	3,911
Software in progress	1,032	391
Customer relationship	288,943	84,195
Non-compete agreement	10,865	13,897
Brands	7,464	14,541
Subtotal	318,004	119,334
Goodwill	1,432,894	619,469
Total	1,750,898	738,803

(i)        Refers to internal expenses with software development to be sold by the Group and also for internal use.

Goodwill arising from the following acquisitions:

	December 31, 2022	December 31, 2021
CI&T IN Software (i)	2,871	2,871
CI&T Japan	1,007	1,233
Comrade (i)	18,367	19,644
Dextra (i)	595,721	595,721
Somo	260,466	-
Box 1824 (i)	21,525	-
Transpire	63,702	-
Ntersol	469,235	-
	1,432,894	619,469

(i)       Merged subsidiaries.

For the purpose of impairment testing, goodwill is allocated to a unique cash generating unit (CGU).

The change in the balances of intangible assets as follows:

	Software	Internally developed software	Software in progress	Customer relationship	Non-compete agreement	Brands	Goodwill	Total
Cost:
Balance as of December 31, 2020	9,732	13,351	115	-	-	-	14,570	37,768
Additions due to business combination (note 9)	191	22,613	-	88,961	16,257	20,501	595,721	744,244
Exchange rate changes	38	-	-	-	-	-	9,178	9,216
Additions	1,999	1,428	738	-	-	-	-	4,165
Impairment loss (a)	-	(20,723)	-	-	(2,795)	-	-	(23,518)
Write-off	(18)	-	(550)	-	-	-	-	(568)
Transfers	-	(88)	88	-	-	-	-	-
Balance as of December 31, 2021	11,942	16,581	391	88,961	13,462	20,501	619,469	771,307
Additions due to business combination Somo (note 9.2)	-	-	-	49,539	-	7,746	317,179	374,464
Additions due to business combination Box (note 9.3)	15	-	-	6,430	-	5,536	21,525	33,506
Additions due to business combination Transpire (note 9.4)	-	5	-	12,665	-	22	69,195	81,887
Additions due to business combination Ntersol (note 9.5)	3,363	-	-	153,644	-	-	463,156	620,163
Exchange rate changes	(7)	-	-	2,020	-	-	(57,630)	(55,617)
Additions	901	-	2,723	-	-	-	-	3,624
Write-off	(1,078)	-	(32)	-	-	(7)	-	(1,117)
Transfers	50	2,000	(2,050)	-	-	-	-	-
Balance as of December 31, 2022	15,186	18,586	1,032	313,259	13,462	33,798	1,432,894	1,828,217
Amortization:
Balance as of December 31, 2020	(8,636)	(10,966)	-	-	-	-	-	(19,602)
Exchange rate changes	(32)	-	-	-	-	-	-	(32)
Additions	(893)	(1,708)	-	(4,766)	(1,189)	(5,960)	-	(14,516)
Impairment loss (a)	-	-	-	-	1,624	-	-	1,624
Write-off	18	4	-	-	-	-	-	22
Balance as of December 31, 2021	(9,543)	(12,670)	-	(4,766)	435	(5,960)	-	(32,504)
Exchange rate changes	89	-	-	-	-	-	-	89
Additions	(1,129)	(1,857)	-	(19,550)	(3,032)	(20,374)	-	(45,942)
Write-off	1,038	-	-	-	-	-	-	1,038
Balance as of December 31, 2022	(9,545)	(14,527)	-	(24,316)	(2,597)	(26,334)	-	(77,319)
Balance at:
December 31, 2021	2,399	3,911	391	84,195	13,897	14,541	619,469	738,803
December 31, 2022	5,641	4,059	1,032	288,943	10,865	7,464	1,432,894	1,750,898

(a)	After the consummation of the Dextra Group acquisition, the Group decided to discontinue the investment in the intangible assets, acquired in the business combination and initially recognized as internally developed software, in the amount of R$20,723, due to growth strategies in the digital transformation market, with the purpose more directed to the development of customized and on demand software for customers. The residual amount with respect to a non-compete agreement, in the amount of R$1,171,was also recognized as impairment. The total amount of impairment loss of intangible assets was recognized in the caption “Other income (expenses), net” (note 24.1), in the amount of R$21,895, as of December 31, 2021.

Impairment test – Goodwill

The recoverable amount of the CGU was based on the value in use, determined through the discounted future cash flows to be generated by the continuous use of the CGU.

The discounted cash flow methodology was used to determine the value in use of the CGU, calculated based on the capitalization of free cash flows discounted at a weighted-average cost of capital (WACC) that corresponds to the discount rate, considering the weighted average cost of the different financing forms present in the Group’s capital structure.

The values attributed to the main assumptions, as detailed below, represent the assessment of future management trends in relevant sectors and were based on historical data from internal and external sources.

	December 31, 2022	December 31, 2021
Discount rate - before tax	25.00%	19.06%
Discount rate - after tax	17.00%	12.94%
Budgeted EBITDA growth rate (average for the next five years)	22%	22%
Terminal value growth rate:	3.0%	3.5%

The financial projections of the business unit in Brazil were prepared in Brazilian reais, in nominal values for the next five years.

The discount rate was estimated after tax based on the historical weighted average cost of capital rate at which the CGU operates.

Cash flow projections were prepared for five years and a growth rate in perpetuity after this period was considered. The rate of growth in perpetuity was determined as the lower value between the inflation of the countries where the Group operates and the estimated annual compound rate of long-term growth of EBITDA, which Management believes to be consistent with the market.

The key estimates used were as follows:

•	Revenue growth was projected considering the average growth levels experienced over the past years and the growth for the next five years between 28% and 43%, considering effective tax rates on the base date of assessment.
•	The variation in EBITDA follows revenues, costs, and expenses. The EBITDA margin was maintained at 22% over the projected period.

Management therefore believes that no reasonably possible change in any of the above key assumptions would cause the carrying amount of goodwill not to be recoverable.

The estimated recoverable amount of the CGU exceeded its carrying amount by approximately R$1,987 (R$ 1,919 in December 31, 2021).

The Group did not recognize any impairment loss for the years ended December 31, 2022, 2021 and 2020.